Vanguard® International Explorer™ Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.4%)
Australia (4.4%)
	Charter Hall Group	682,914	11,167
	Orica Ltd.	481,422	7,864
	Challenger Ltd.	999,286	6,867
	Deterra Royalties Ltd.	1,446,898	4,405
*	NEXTDC Ltd.	446,503	4,200
	Technology One Ltd.	188,427	4,110
*	James Hardie Industries plc	142,614	3,681
	Iluka Resources Ltd.	860,609	3,639
	CAR Group Ltd.	194,677	3,555
	Ramelius Resources Ltd.	1,234,983	2,656
	NRW Holdings Ltd.	512,677	2,512
	Liberty Financial Group Ltd.	1,069,783	2,442
	Whitehaven Coal Ltd.	481,535	2,378
	Mader Group Ltd.	454,781	2,202
	Orora Ltd.	1,670,308	1,705
	Yancoal Australia Ltd.	363,013	1,430
*	Nufarm Ltd.	630,961	1,326
*	PLS Group Ltd.	367,930	1,069
*	Genesis Minerals Ltd.	237,119	950
			68,158
Austria (1.6%)
[1]	BAWAG Group AG	87,442	17,733
	DO & CO AG	19,779	4,619
*	AT&S Austria Technologie & Systemtechnik AG	15,518	2,376
*	Addiko Bank AG	20,681	636
			25,364
Belgium (1.9%)
	VGP NV	104,994	10,230
	Aedifica SA	94,528	7,644
	KBC Ancora	61,060	6,239
	Warehouses De Pauw CVA	177,369	4,565
	D'ieteren Group	4,912	1,014
			29,692
Brazil (1.3%)
	Rumo SA	2,426,505	6,912
	TOTVS SA	1,041,729	6,383
	TIM SA	1,095,313	4,198
	Compass Gas e Energia SA	452,400	2,217
			19,710
Canada (4.3%)
*	Descartes Systems Group Inc.	105,449	7,919
*	Faraday Copper Corp.	1,731,776	6,782
	Alphamin Resources Corp.	5,896,623	6,183
*	LunR Royalties Corp.	384,360	5,086
	PrairieSky Royalty Ltd.	193,798	4,793
*,2	Montage Gold Corp.	404,818	4,580
*	Cadillac Mines Corp.	839,572	4,258
*	NGEx Minerals Ltd.	231,342	4,134
*	Lionsgate Studios Corp.	280,310	3,722
*	Talon Metals Corp.	973,660	3,494
	Methanex Corp.	61,673	3,428
	Topaz Energy Corp.	139,219	3,143
*	Collective Mining Ltd.	197,475	2,437
*	IMAX Corp.	37,080	1,774
*	Xenon Pharmaceuticals Inc.	27,639	1,732
*	Hemlo Mining Corp.	477,814	1,731
*	PMET Resources Inc.	329,255	961
*	PMET Resources Inc. (XASX)	1,162,744	347
			66,504

		Shares	Market Value ($000)
China (1.4%)
	Shanghai V-Test Semiconductor Tech. Co. Ltd. Class A	338,079	5,430
	ENN Energy Holdings Ltd.	895,163	5,357
	Huaming Power Equipment Co. Ltd. Class A	729,150	2,207
	Tongcheng Travel Holdings Ltd.	1,066,000	1,941
[1]	Hangzhou Tigermed Consulting Co. Ltd. Class H	311,500	1,497
[1]	Yadea Group Holdings Ltd.	641,037	878
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,909,869	817
	Haitian International Holdings Ltd.	306,000	811
*	Duality Biotherapeutics Inc.	33,900	788
*	Pony AI Inc. ADR	67,451	531
*	Alebund Pharmaceuticals Jiangsu Ltd. Class H	110,900	385
*	Zhongsheng Group Holdings Ltd.	288,535	167
*	Hesai Group ADR	8,709	147
			20,956
Denmark (1.9%)
	ROCKWOOL A/S Class B	240,268	7,677
	Royal Unibrew A/S	99,692	7,478
	Ringkjoebing Landbobank A/S	20,136	5,411
	FLSmidth & Co. A/S	58,498	4,390
	ALK-Abello A/S Class B	104,807	3,585
	Alm Brand A/S	486,576	1,279
*,3	OW Bunker A/S	1,000,000	—
			29,820
Finland (0.6%)
	Konecranes OYJ	138,095	4,308
	Kemira OYJ	219,207	4,303
			8,611
France (3.1%)
	JCDecaux SE	378,116	9,906
*	Vallourec SACA	337,513	8,138
	Trigano SA	37,444	6,541
[1]	Ayvens SA	472,262	6,365
	Nexans SA	30,963	4,716
	Arkema SA	60,373	4,112
*,2	Medincell SA	130,569	3,926
	Valeo SE	211,102	3,652
	Technip Energies NV	40,709	1,408
			48,764
Germany (2.1%)
	Schott Pharma AG & Co. KGaA	272,253	6,915
	CTS Eventim AG & Co. KGaA	100,659	6,792
	United Internet AG (Registered)	179,205	4,896
*	Puma SE	144,978	4,625
[2]	Hensoldt AG	42,135	3,870
*	Aumovio SE	66,929	3,090
*	Immatics NV	221,479	1,918
			32,106
Greece (0.7%)
	Hellenic Telecommunications Organization SA	339,534	7,836
	Alpha Bank SA	672,884	3,337
			11,173
Hong Kong (2.0%)
	Kerry Properties Ltd.	3,208,444	8,005
	Hysan Development Co. Ltd.	3,278,858	7,797
	Dah Sing Financial Holdings Ltd.	775,932	4,929
	Techtronic Industries Co. Ltd.	237,000	3,982
	Dah Sing Banking Group Ltd.	1,166,400	2,241
[1]	Impro Precision Industries Ltd.	2,253,779	2,082
[1]	Crystal International Group Ltd.	1,597,500	1,317
			30,353
India (1.0%)
	Apollo Hospitals Enterprise Ltd.	77,526	7,273
	Oberoi Realty Ltd.	228,947	4,384
*	MakeMyTrip Ltd.	41,413	2,359
	Ashok Leyland Ltd.	646,503	1,125
			15,141

		Shares	Market Value ($000)
Ireland (1.0%)
	Irish Residential Properties REIT plc	5,797,912	7,263
	Bank of Ireland Group plc	265,842	5,583
	Glanbia plc	107,014	2,841
			15,687
Israel (3.4%)
	Melisron Ltd.	63,498	8,338
*	Cellebrite DI Ltd.	547,836	8,081
*	SimilarWeb Ltd.	1,037,406	7,438
*,2	Wix.com Ltd.	122,021	6,715
*,2	Camtek Ltd.	47,327	6,269
*	Nova Ltd.	11,846	4,630
*,2	Fiverr International Ltd.	461,124	4,118
	Menora Mivtachim Holdings Ltd.	24,686	3,860
	First International Bank of Israel Ltd.	41,532	3,207
*	Monday.com Ltd.	5,663	493
			53,149
Italy (2.5%)
	De' Longhi SpA	147,758	6,936
	Italgas SpA	582,474	6,007
	Saipem SpA	1,201,861	5,831
	Moncler SpA	84,167	4,787
	A2A SpA	1,831,418	4,784
[1]	Technogym SpA	214,587	3,357
*	Technoprobe SpA	93,793	3,000
	Reply SpA	18,541	2,353
	Brembo NV	158,692	1,943
	Azimut Holding SpA	5,278	224
			39,222
Japan (30.4%)
	Hokuhoku Financial Group Inc.	358,700	16,597
	MISUMI Group Inc.	686,282	16,327
	Mebuki Financial Group Inc.	1,238,968	11,480
	Kokusai Electric Corp.	247,800	11,155
	Tokyo Tatemono Co. Ltd.	492,979	10,402
	Nichias Corp.	482,914	10,009
	Fukuoka Financial Group Inc.	205,331	9,386
	Ibiden Co. Ltd.	90,600	9,064
	Keihanshin Building Co. Ltd.	1,250,565	8,957
	GMO Payment Gateway Inc.	141,775	8,834
	Seria Co. Ltd.	363,400	8,805
	Food & Life Cos. Ltd.	249,900	8,725
	Maruwa Co. Ltd.	25,654	8,687
	Hitachi Construction Machinery Co. Ltd.	256,640	8,554
	Kyushu Electric Power Co. Inc.	729,683	8,084
	Nippon Densetsu Kogyo Co. Ltd.	315,600	7,896
	KOMEDA Holdings Co. Ltd.	434,400	7,887
	Nippon Gas Co. Ltd.	436,800	7,783
	NOF Corp.	447,400	7,774
	OBIC Business Consultants Co. Ltd.	153,100	7,770
	Sega Sammy Holdings Inc.	443,978	7,670
	Shimamura Co. Ltd.	363,468	7,650
	Daifuku Co. Ltd.	197,800	7,286
	Japan Elevator Service Holdings Co. Ltd.	684,500	7,255
	Gunma Bank Ltd.	458,800	7,210
	Yokohama Financial Group Inc.	624,100	7,104
	Nishi-Nippon Financial Holdings Inc.	268,000	7,083
	Tokyo Seimitsu Co. Ltd.	65,409	6,811
	Hoshizaki Corp.	190,080	6,779
	Nabtesco Corp.	215,220	6,186
	Marui Group Co. Ltd.	326,445	6,081
	Shimadzu Corp.	234,432	5,962
	Mani Inc.	623,200	5,875
	Kyoritsu Maintenance Co. Ltd.	264,900	5,757
	Galilei Holdings Co. Ltd.	257,700	5,558
	Ulvac Inc.	104,925	5,534
	ABC-Mart Inc.	319,267	5,463
	Sumitomo Forestry Co. Ltd.	646,700	5,455

		Shares	Market Value ($000)
	Kyoto Financial Group Inc.	196,316	5,411
	Activia Properties Inc.	5,956	5,335
	Canon Marketing Japan Inc.	237,276	5,332
	Aica Kogyo Co. Ltd.	226,000	5,211
	FP Corp.	315,991	5,012
	Sanki Engineering Co. Ltd.	351,000	4,993
	and ST HD Co. Ltd.	230,752	4,896
	Miura Co. Ltd.	236,100	4,734
	Japan Steel Works Ltd.	92,086	4,267
	Tokyotokeiba Co. Ltd.	134,660	4,243
	Cosmo Energy Holdings Co. Ltd.	163,300	4,064
	Sumitomo Osaka Cement Co. Ltd.	117,620	3,976
	Toyo Suisan Kaisha Ltd.	60,150	3,903
	Taiheiyo Cement Corp.	152,694	3,867
	M3 Inc.	344,485	3,859
	Persol Holdings Co. Ltd.	2,257,442	3,748
	Penta-Ocean Construction Co. Ltd.	388,030	3,612
	Harmonic Drive Systems Inc.	93,136	3,497
	THK Co. Ltd.	84,354	3,471
	Asahi Intecc Co. Ltd.	152,055	3,431
	Daiei Kankyo Co. Ltd.	135,132	3,161
	Hachijuni Nagano Bank Ltd.	201,589	3,132
	Nissan Chemical Corp.	65,253	3,033
	Goldwin Inc.	210,138	3,018
[2]	ASKUL Corp.	368,554	2,915
	Rorze Corp.	120,900	2,912
	BayCurrent Inc.	62,665	2,826
	Dexerials Corp.	139,700	2,820
	Rohto Pharmaceutical Co. Ltd.	188,228	2,819
	Kobe Bussan Co. Ltd.	158,900	2,778
	MonotaRO Co. Ltd.	214,100	2,702
	Union Tool Co.	24,625	2,343
	Relo Group Inc.	185,524	2,341
	Lasertec Corp.	9,900	2,274
	Mitsubishi Gas Chemical Co. Inc.	86,588	2,237
	Koito Manufacturing Co. Ltd.	126,644	2,117
	Sansan Inc.	165,274	2,101
	Toyoda Gosei Co. Ltd.	53,600	1,850
	Sundrug Co. Ltd.	73,059	1,737
*	Nxera Pharma Co. Ltd.	307,084	1,682
	Capcom Co. Ltd.	64,335	1,616
*,2	PayPay Corp. ADR	105,382	1,594
	Denka Co. Ltd.	72,798	1,542
	Morinaga & Co. Ltd.	91,800	1,521
	Sumitomo Rubber Industries Ltd.	105,484	1,492
	Vision Inc.	228,400	1,478
	Lion Corp.	128,300	1,375
*	GO Inc.	77,541	1,372
	Shikoku Kasei Holdings Corp.	72,768	1,245
	Shimizu Corp.	77,056	1,135
	Kurita Water Industries Ltd.	20,600	1,107
	Maeda Kosen Co. Ltd.	87,620	1,079
	PILLAR Corp.	18,042	1,043
	Sinfonia Technology Co. Ltd.	11,338	922
	Tochigi Bank Ltd.	154,466	908
	Omron Corp.	22,000	736
	Yaskawa Electric Corp.	23,400	697
	Katitas Co. Ltd.	16,000	339
	Takasago Thermal Engineering Co. Ltd.	2,800	74
			469,830
Mexico (0.3%)
*	Esentia Energy Development SAB de CV	900,100	2,748
	Grupo Aeroportuario del Sureste SAB de CV Class B	77,534	2,147
			4,895
Netherlands (2.9%)
	Arcadis NV	501,537	23,603
	Wereldhave NV	384,114	8,489
	IMCD NV	49,573	5,431
*	Pharvaris NV	132,852	4,333

		Shares	Market Value ($000)
	SBM Offshore NV	89,084	3,327
			45,183
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	126,966	3,027
Norway (1.3%)
*	Kongsberg Maritime A/S	1,026,998	5,796
	Subsea 7 SA	130,972	4,425
	Storebrand ASA	203,777	4,338
	Borregaard ASA	178,182	2,970
	Odfjell Drilling Ltd.	241,008	2,321
			19,850
Other (1.4%)
[2]	iShares MSCI EAFE Small-Cap ETF	258,977	21,728
Poland (0.2%)
	Alior Bank SA	78,181	2,885
Singapore (0.8%)
	UOL Group Ltd.	946,100	7,300
	City Developments Ltd.	787,900	4,819
			12,119
Slovenia (0.3%)
	Nova Ljubljanska Banka dd GDR	100,373	5,223
Spain (2.0%)
	Merlin Properties Socimi SA	525,556	9,134
	Logista Integral SA	165,049	7,041
	Bankinter SA	301,687	5,550
*	Digi Spain Telecom SA	455,000	2,886
	Almirall SA	213,477	2,740
	Fluidra SA	120,185	2,672
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	618,746	914
			30,937
Sweden (3.1%)
	Nordnet AB publ	222,956	8,541
	Bufab AB	413,751	5,845
	Castellum AB	392,188	5,505
	AddTech AB Class B	141,190	5,137
	Invisio AB	207,851	4,542
	Billerud AB	545,151	4,347
*,2	Haypp Group AB	283,788	3,936
	NOBA Bank Group AB	406,573	3,559
[1]	Thule Group AB	97,420	2,243
*	Camurus AB	32,654	2,130
*,1	BoneSupport Holding AB	87,268	2,021
*	Cint Group AB	867,600	543
			48,349
Switzerland (3.3%)
	Ypsomed Holding AG (Registered)	18,505	8,831
	Bachem Holding AG	84,767	7,880
	Sulzer AG (Registered)	39,483	7,171
	Kardex Holding AG (Registered)	17,502	5,151
	Temenos AG (Registered)	58,629	4,877
	SKAN Group AG	52,188	3,792
	Siegfried Holding AG (Registered)	35,816	3,361
*,1	Sensirion Holding AG	34,592	3,140
*,1	Montana Aerospace AG	89,769	2,693
	Huber + Suhner AG (Registered)	10,582	2,494
*,2	Oculis Holding AG	105,659	1,195
			50,585
Taiwan (1.8%)
	ASPEED Technology Inc.	17,263	7,539
	Sinbon Electronics Co. Ltd.	640,000	5,791
	Sporton International Inc.	752,000	4,448
	Nien Made Enterprise Co. Ltd.	372,000	4,386
	Kinik Co.	153,000	2,977

			Shares	Market Value ($000)
		Chroma ATE Inc.	39,000	2,450
		Syntec Technology Co. Ltd.	11,449	707
				28,298
Thailand (0.1%)
		Bumrungrad Hospital PCL (Foreign)	424,800	2,382
United Kingdom (16.1%)
		Hammerson plc	2,369,323	12,261
		Rotork plc	1,752,346	11,544
		Hiscox Ltd.	456,963	11,156
		Softcat plc	375,616	9,856
		Marks & Spencer Group plc	1,701,456	9,301
		Currys plc	3,805,921	8,616
		Diploma plc	86,351	8,552
		Games Workshop Group plc	33,144	8,544
		4imprint Group plc	146,857	8,182
		Hill & Smith plc	211,711	8,173
		Fevertree Drinks plc	704,039	8,147
		Clarkson plc	123,928	7,913
		IMI plc	191,675	7,617
		Cranswick plc	102,735	7,397
		Weir Group plc	159,642	5,696
		Babcock International Group plc	372,831	5,660
*		Wise Group plc Class A	464,490	5,548
		British Land Co. plc	910,658	5,445
		QinetiQ Group plc	785,634	5,379
*,1		Trainline plc	1,645,515	5,254
		Genuit Group plc	1,420,584	5,225
		easyJet plc	587,440	5,001
*		SigmaRoc plc	2,973,163	4,949
		RS Group plc	481,530	4,585
		Pennon Group plc	735,197	4,580
		Kingfisher plc	1,097,024	4,577
		Inchcape plc	399,165	4,518
		Bank of Cyprus Holdings plc	354,799	4,209
*,1		Shawbrook Group plc	934,297	4,092
		Coats Group plc	3,721,626	4,033
		Elementis plc	1,643,309	3,961
		Volution Group plc	416,417	3,514
		Genus plc	110,249	3,266
		Hikma Pharmaceuticals plc	148,342	3,167
		Atalaya Mining Copper SA	243,109	2,932
		Land Securities Group plc	301,002	2,867
		Harbour Energy plc	862,608	2,798
		Chemring Group plc	323,520	2,579
[1]		Quilter plc	856,998	2,239
		Rightmove plc	348,929	2,188
		Baltic Classifieds Group plc	752,631	2,035
*		Immunocore Holdings plc ADR	55,192	1,866
		ICG plc	70,146	1,791
[1]		Sabre Insurance Group plc	702,322	1,738
*,1		Boku Inc.	972,515	1,283
*		Ceres Power Holdings plc	267,655	1,262
		Bank of Cyprus Holdings plc (XLON)	96,850	1,145
		Lancashire Holdings Ltd.	132,575	1,077
		BP Marsh & Partners plc	84,462	769
				248,487
Total Common Stocks (Cost $1,271,531)				1,508,188
Warrants (0.0%)
*		Mogotes Metals Inc. Exp. 1/22/2029 (Cost $—)	2,408,700	86
		Coupon
Temporary Cash Investments (3.8%)
Money Market Fund (3.3%)
[4,5]	Vanguard Market Liquidity Fund	3.718%	510,989	51,094

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreements (0.5%)
Goldman Sachs & Co. (Dated 7/31/2026, Repurchase Value $7,602, collateralized by U.S. Government Agency Obligations 2.500%–6.500%, 6/1/2036–7/20/2056, with a value of $7,752)	3.650%	8/3/2026	7,600	7,600
Total Temporary Cash Investments (Cost $58,681)				58,694
Total Investments (101.2%) (Cost $1,330,212)				1,566,968
Other Assets and Liabilities—Net (-1.2%)				(19,230)
Net Assets (100%)				1,547,738

Cost is in $000.
*	Non-income-producing security.
1
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $57,932, representing 3.7% of net assets.

2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,256.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $20,640 was received for securities on loan.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2026	126	20,048	165
MSCI Emerging Markets Index	September 2026	48	3,942	(204)
				(39)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	9/16/2026	INR	48,828	USD	506	4	—
State Street Bank & Trust Co.	9/16/2026	USD	267	EUR	230	1	—
State Street Bank & Trust Co.	9/16/2026	USD	1,150	SEK	10,822	10	—
						15	—

EUR—euro.
INR—Indian rupee.
SEK—Swedish krona.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	90,762	347	—	91,109
Common Stocks—Other	78,058	1,339,021	—	1,417,079
Warrants	—	86	—	86
Temporary Cash Investments	51,094	7,600	—	58,694
Total	219,914	1,347,054	—	1,566,968

Derivative Financial Instruments
Assets
Futures Contracts[1]	165	—	—	165
Forward Currency Contracts	—	15	—	15
Total	165	15	—	180
Liabilities
Futures Contracts[1]	(204)	—	—	(204)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.